Shareholders' Equity (Tables)	12 Months Ended
Sep. 30, 2022
Stockholder's Equity
Schedule of warrants activity

	Number	Weighted
	(000s)	average exercise price
Balance, September 30, 2020	3,460	C$	6.40
Exercised	(3,390)		6.40
Expired	(70)		6.40
Balance, September 30, 2021	—	C$	—

Summary of options activity

	Number	Weighted
	(000s)	average exercise price
Balance, September 30, 2020	130	C$	5.20
Exercised	(130)		5.20
Balance, September 30, 2021	—	C$	—

Schedule of fair value of the stock options

	Year Ended			Year Ended
	September 30,			September 30,
	2022			2021
Share price at grant date	C$6.20	-	C$6.75	C$8.48	-	C$9.76
Risk-free interest rate	1.78	-	3.33%	0.92	-	1.63%
Expected volatility	54.54	-	55.67%	48.96	-	55.08%
Expected life of option			10 years	4.75	-	10 years
Expected dividend yield			Nil			Nil

Summary of restricted stock units

		Weighted
	Number of units (000’s)	average exercise price
Balance, September 30, 2020	—	C$	—
Granted	954		8.48
Balance, September 30, 2021	954	C$	8.48
Forfeited	(105)		8.48
Granted	81		6.83
Balance, September 30, 2022	930	C$	8.34

Schedule of stock-based compensation expense

	Year Ended	Year Ended
	September 30,	September 30,
	2022	2021
Restricted stock units	$2,659	$2,636
Stock options	2,834	2,316
Stock-based compensation expense	$5,493	$4,952

Compensation options to underwriters
Stockholder's Equity
Summary of options activity

	Number	Weighted
	(000s)	average exercise price
Balance, September 30, 2020	353	C$	—
Exercised	(238)		4.60
Balance, September 30, 2021	115	C$	4.60
Exercised	(115)		4.60
Balance, September 30, 2022	—	C$	—

Stock options
Stockholder's Equity
Summary of options activity

		Weighted
	Number of options (000’s)	average exercise price
Balance, September 30, 2020	2,627	C$	1.99
Granted	1,396		8.40
Exercised	(117)		2.20
Expired	(65)		3.69
Forfeited	(55)		8.39
Balance, September 30, 2021	3,786	C$	4.15
Issued	195		6.93
Exercised	(33)		0.99
Expired	(55)		2.40
Forfeited	(142)		6.87
Balance, September 30, 2022	3,751	C$	4.24